Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable consisted of the following:
	June 30, 2024	December 31, 2023
Accounts receivable	$2,022,587	$1,995,067
Less: allowance for credit losses	-	-
Total accounts receivable, net	$2,022,587	$1,995,067